Subsidiaries (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [abstract]
Cash and cash equivalents paid	$ (5,053)
Cash and cash equivalents in subsidiary or businesses acquired or disposed	205
Cash consideration for milestone achievement during the period	(1,960)
Net reduction of cash flow as of acquisition date	$ (6,808)